RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Balances And Transactions
a.	Balances with related parties:

	December 31,
	2020	2019

Trade accounts receivable	92	47
Trade accounts payable	61	115
Controlling shareholder loans	-	3,472

b.	Transactions with related parties:

	Year ended December 31,
	2020	2019	2018

Revenues	514	226	821
Purchases, general and administrative expenses	314	323	313
Interest on loans from controlling shareholder	102	121	113